Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Share Capital	Share capital
	December 31, 2025		December 31, 2024
	Authorized	Outstanding	Authorized	Outstanding
Ordinary shares of NIS 1 par value	70,000,000	57,686,056	70,000,000	57,505,031

Schedule of Issued and Outstanding Share Capital	Issued and outstanding share capital:
Number of
shares

Balance as of January 1, 2024	57,479,528

Exercise of options into share units	23,628
Vesting of restricted shares units	1,875
Balance as of December 31, 2024	57,505,031
Exercise of options into shares units	181,025

Balance as of December 31, 2025	57,686,056